STATEMENT OF INVESTMENTS
BNY Mellon High Yield Municipal Bond Fund

November 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Collateralized Municipal-Backed Securities - .3%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $1,096,087)	3.63	5/20/2033	998,631		1,102,469

Long-Term Municipal Investments - 101.1%
Alabama - 2.1%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2031	1,850,000		2,254,225
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.60	10/1/2042	5,000,000	[a]	4,869,200
				7,123,425
Arizona - 7.6%
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000	[b]	1,821,797
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2044	1,625,000		1,943,045
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2048	1,500,000		1,691,925
La Paz County Industrial Development Authority, Revenue Bonds (Charter Schools Solutions-Harmony Public Schools Project) Ser. A	5.00	2/15/2036	1,000,000	[b]	1,119,190
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools Project) Ser. A	5.00	2/15/2048	1,600,000		1,804,576
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	6.00	7/1/2038	2,250,000	[b]	2,605,815

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Arizona - 7.6% (continued)
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional School Obligated Group)	5.00	7/1/2054	1,700,000	[b]	1,864,526
Tempe Industrial Development Authority, Revenue Bonds (Mirabella at ASU Project) Ser. A	6.13	10/1/2047	1,550,000	[b]	1,768,271
Tempe Industrial Development Authority, Revenue Bonds (Mirabella at ASU Project) Ser. A	6.13	10/1/2052	1,400,000	[b]	1,592,122
The Phoenix Industrial Development Authority, Revenue Bonds (Legacy Traditional Schools Project) Ser. A	6.75	7/1/2044	1,000,000	[b]	1,152,780
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Obligated Group Projects)	5.00	7/1/2045	1,500,000	[b]	1,599,765
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Obligated Group Projects) Ser. A	5.00	7/1/2046	1,000,000	[b]	1,065,990
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (Downtown Phoenix Student Housing) Ser. A	5.00	7/1/2042	1,500,000		1,754,940
The Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2047	1,000,000	[b]	1,032,370
The Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2052	2,640,000	[b]	2,715,794
				25,532,906
California - 3.1%
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2039	1,000,000		1,145,850
California Public Finance Authority, Revenue Bonds (NCCD-Claremont Properties LLC-Claremont Colleges Project) Ser. A	5.00	7/1/2047	1,650,000	[b]	1,661,220
California Statewide Communities Development Authority, Revenue Bonds (California Baptist University) Ser. A	6.38	11/1/2043	2,000,000		2,299,080

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.1% (continued)
California - 3.1% (continued)
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.50	12/1/2058	1,000,000	[b]	1,170,750
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Bentley School) Ser. A	7.00	7/1/2040	1,075,000		1,113,818
San Buenaventura, Revenue Bonds (Community Memorial Health System)	7.50	12/1/2041	1,500,000		1,651,605
Tender Option Bond Trust Receipts (Series 2019-XF2838), (San Francisco California City & County Airports Community International Airport, Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate (%) 4.00	11.01	5/1/2050	975,000	[b,c,d]	1,382,667
				10,424,990
Colorado - 6.3%
Belleview Station Metropolitan District No. 2, GO, Refunding	5.00	12/1/2036	1,000,000		1,048,490
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Johnson & Wales University) Ser. B	5.00	4/1/2031	1,675,000		1,808,163
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities Obligated Group)	5.00	12/1/2048	1,500,000		1,740,765
Colorado High Performance Transportation Enterprise, Revenue Bonds	5.00	12/31/2051	1,500,000		1,640,955
Denver City & County, Revenue Bonds, Refunding (United Airlines Project)	5.00	10/1/2032	4,795,000		5,234,749
Denver International Business Center Metropolitan District No. 1, GO, Ser. B	6.00	12/1/2048	1,000,000		1,050,450
Dominion Water & Sanitation District, Revenue Bonds	6.00	12/1/2046	3,010,000		3,219,586
Hunters Overlook Metropolitan District No. 5, GO, Ser. A	5.00	12/1/2049	1,000,000		1,060,500
Hunters Overlook Metropolitan District No. 5, GO, Ser. A	5.00	12/1/2039	900,000		966,564
Sterling Ranch Community Authority Board, Revenue Bonds (Insured; Municipal Government Guaranteed) Ser. A	5.00	12/1/2047	2,250,000		2,326,230

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Colorado - 6.3% (continued)
Tender Option Bond Trust Receipts (Series 2019-XM0767), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health)) Recourse, Underlying Coupon Rate (%) 4.00	10.86	8/1/2049	735,000	[b,c,d]	934,876
				21,031,328
Connecticut - 1.0%
Connecticut Development Authority, Revenue Bonds (Aquarion Water Co. Project)	5.50	4/1/2021	1,500,000		1,570,425
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)	5.00	4/1/2039	1,500,000	[b]	1,692,495
				3,262,920
District of Columbia - 1.2%
Columbia, Revenue Bonds (Ingleside Rock Creek Project) Ser. A	5.00	7/1/2052	2,000,000		2,134,960
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding Ser. A	5.00	10/1/2038	1,500,000		1,833,390
				3,968,350
Florida - 5.2%
Davie, Revenue Bonds (Nova Southeastern University Project) Ser. A	5.63	4/1/2043	1,000,000		1,106,760
Florida Development Finance Corp., Revenue Bonds (Miami Arts Charter School Project) Ser. A	5.88	6/15/2034	1,250,000	[b]	1,227,700
Florida Development Finance Corp., Revenue Bonds (Waste Pro USA Project)	5.00	5/1/2029	1,000,000	[b]	1,100,440
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Jacksonville University) Ser. A1	5.00	6/1/2048	1,500,000	[b]	1,674,600
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (St. Leo University Obligated Group Project)	5.00	3/1/2030	1,715,000		2,007,167
Lee County Industrial Development Authority, Revenue Bonds (Shell Point/Waterside Health Obligated Group)	5.00	11/15/2049	2,500,000		2,867,575

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Florida - 5.2% (continued)
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities Obligated Group) Ser. B	4.00	5/15/2053	1,400,000		1,442,448
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	2,500,000		2,729,800
Pinellas County Industrial Development Authority, Revenue Bonds (Foundation for Global Understanding)	5.00	7/1/2039	1,000,000		1,163,590
Tender Option Bond Trust Receipts (Series 2019-XF0813), (Fort Myers Florida Utility, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 4.00	11.18	10/1/2049	410,000	[b,c,d]	591,704
Tender Option Bond Trust Receipts (Series 2019-XF2840), (Broward County Florida Port Facilities, Revenue Bonds, Ser. B) Recourse, Underlying Coupon Rate (%) 4.00	10.78	9/1/2049	575,000	[b,c,d]	772,886
Village Community Development District No.10, Special Assessment Bonds	6.00	5/1/2044	600,000		677,472
				17,362,142
Georgia - 2.7%
Atlanta, Revenue Bonds, Ser. D	3.50	11/1/2028	900,000	[b]	945,981
Gainesville & Hall County Development Authority, Revenue Bonds, Refunding (Riverside Military Academy)	5.00	3/1/2047	1,000,000		1,081,480
Marietta Development Authority, Revenue Bonds, Refunding (Life University) Ser. A	5.00	11/1/2047	2,000,000	[b]	2,215,880
Tender Option Bond Trust Receipts (Series 2019-XF2847), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Unis 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate (%) 5.00	14.86	1/1/2056	460,000	[b,c,d]	744,542
Tender Option Bond Trust Receipts (Series 2019-XM0766), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta)) Recourse, Underlying Coupon Rate (%) 4.00	11.33	7/1/2049	835,000	[b,c,d]	1,200,805

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Georgia - 2.7% (continued)
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power Corp.) Ser. D	4.13	11/1/2045	2,500,000	2,664,575
				8,853,263
Idaho - .4%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group Project) Ser. A	5.00	3/1/2037	1,000,000	1,188,570
Illinois - 9.9%
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	1,000,000	1,202,410
Chicago, GO, Refunding, Ser. C	5.00	1/1/2024	1,250,000	1,373,675
Chicago, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. 2	5.00	11/1/2031	2,000,000	2,391,080
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,000,000	1,158,820
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	500,000	585,590
Chicago Board of Education, GO, Ser. D	5.00	12/1/2046	1,000,000	1,128,880
Chicago Board of Education, GO, Ser. H	5.00	12/1/2036	2,000,000	2,275,200
Chicago II, GO, Ser. A	5.50	1/1/2049	2,000,000	2,363,320
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	3,000,000	3,543,900
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	1,000,000	1,135,830
Chicago Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	1,000,000	1,108,830
Illinois, GO, Refunding, Ser. A	5.00	10/1/2028	1,000,000	1,167,780
Illinois, GO, Ser. C	5.00	11/1/2029	1,300,000	1,480,596
Illinois, GO, Ser. D	5.00	11/1/2028	3,500,000	4,004,665
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University)	5.00	8/1/2036	1,075,000	1,240,066
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	6.00	7/1/2043	1,000,000	1,123,580
Illinois Finance Authority, Revenue Bonds, Ser. A	5.00	11/1/2040	1,100,000	1,176,065
The Illinois Sports Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2030	1,500,000	1,832,325

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Illinois - 9.9% (continued)
University of Illinois, Revenue Bonds, Refunding, Ser. A	5.50	4/1/2031	1,000,000	1,049,750
University of Illinois, Revenue Bonds, Ser. A	5.00	4/1/2044	1,500,000	1,665,075
				33,007,437
Indiana - 1.7%
Indiana Finance Authority, Revenue Bonds (Greed Bond) (RES Polyflow Indiana)	7.00	3/1/2039	2,000,000	[b] 2,020,000
Indiana Finance Authority, Revenue Bonds (Ohio Valley Electric Corp. Project) Ser. A	5.00	6/1/2039	1,750,000	1,827,700
Indiana Finance Authority, Revenue Bonds (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2043	1,000,000	1,203,500
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	500,000	592,075
				5,643,275
Iowa - .8%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.25	12/1/2025	2,500,000	2,718,125
Kansas - .6%
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Obligated Group Project) Ser. A	5.25	11/15/2053	1,000,000	1,062,060
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Obligated Group Project) Ser. B	4.00	11/15/2025	1,000,000	1,041,920
				2,103,980
Kentucky - 2.7%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	2,500,000	2,723,600
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	5,000,000	5,525,650
Paducah Electric Plant Board, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2035	750,000	871,485
				9,120,735
Louisiana - .8%
New Orleans Aviation Board, Revenue Bonds, Ser. B	5.00	1/1/2048	1,500,000	1,717,635

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Louisiana - .8% (continued)
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	1,003,020
				2,720,655
Maine - .5%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center Obligated Group)	7.50	7/1/2032	1,500,000	1,630,110
Maryland - .6%
Maryland Economic Development Corp., Revenue Bonds, Refunding (Townson University Project)	5.00	7/1/2037	1,000,000	1,043,890
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Broadmead) Ser. B	2.88	7/1/2023	1,000,000	1,045,470
				2,089,360
Massachusetts - 1.9%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	1,750,000	1,867,302
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds)	5.00	11/15/2028	1,500,000	[b] 1,743,105
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles)	5.00	10/1/2057	1,500,000	[b] 1,645,275
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2026	1,000,000	1,195,020
				6,450,702
Michigan - 3.7%
Detroit, GO	5.00	4/1/2020	1,000,000	1,008,520
Detroit Water Supply System, Revenue Bonds, Ser. A	5.00	7/1/2031	1,000,000	1,050,960
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2032	1,000,000	1,149,380
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	500,000	565,790
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Corp. Obligated Group) Ser. 2016	5.00	12/1/2045	2,380,000	2,754,231

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Michigan - 3.7% (continued)
Michigan Strategic Fund, Revenue Bonds, Refunding (Genesee Power Station Project)	7.50	1/1/2021	900,000		899,091
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C	0.00	6/1/2058	114,680,000	[e]	3,927,790
Tender Option Bond Trust Receipts (Series 2019-XF2837), (Michigan State Finance Authority, Revenue Bonds (Henry Ford Health System)) Recourse, Underlying Coupon Rate (%) 4.00	10.99	11/15/2050	735,000	[b,c,d]	1,009,023
				12,364,785
Missouri - 2.9%
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Obligated Group Projects) Ser. A	5.00	2/1/2036	1,000,000		1,140,410
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Obligated Group Projects) Ser. B	2.88	2/1/2022	1,360,000		1,365,386
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Obligated Group Projects)	5.00	2/1/2046	1,000,000		1,122,060
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Washington University) Ser. B	1.13	9/1/2030	2,200,000	[c]	2,200,000
The St. Louis Missouri Industrial Development Authority, Revenue Bonds, Refunding (Ballpark Village Development Project) Ser. A	4.75	11/15/2047	2,500,000		2,725,075
The St. Louis Missouri Industrial Development Authority, Tax Allocation Bonds (St. Louis Innovation District Project)	4.38	5/15/2036	1,200,000		1,235,772
				9,788,703
Nevada - 1.3%
Nevada Department of Business & Industry, Revenue Bonds (Somerset Academy) Ser. A	5.00	12/15/2048	1,500,000	[b]	1,614,645
North Las Vegas, Special Assessment Bonds	4.63	6/1/2049	1,000,000		1,059,930
North Las Vegas, Special Assessment Bonds	4.63	6/1/2043	500,000		532,745

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Nevada - 1.3% (continued)
Reno, Revenue Bonds, Refunding Ser. D	0.00	7/1/2058	13,000,000	[b,e]	1,229,150
				4,436,470
New Jersey - 5.3%
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2039	825,000	[b]	892,196
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines Project)	5.13	9/15/2023	1,000,000		1,073,850
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2040	1,250,000		1,414,250
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	1,000,000		1,157,980
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) Ser. A	5.00	7/1/2041	1,000,000		1,155,800
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	1,500,000		1,702,155
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	1,000,000		1,163,560
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2023	475,000		536,489
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	1,500,000		1,733,685
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	4,730,000		5,373,895
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	1,190,000		1,315,688
				17,519,548
New Mexico - .7%
Farmington, Revenue Bonds, Refunding (Public Service Company of New Mexico) Ser. F	6.25	6/1/2040	2,200,000		2,251,084
New York - 8.3%
New York City, GO (LOC; Mizuho Bank, Ltd.) Ser. G6	1.17	4/1/2042	6,535,000	[f]	6,535,000
New York City, GO, Refunding (LOC; Landesbank Hessen-Thuringen Girozentrale) Ser. J6	1.21	8/1/2024	500,000	[f]	500,000
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. B4	1.16	6/15/2045	1,300,000	[c]	1,300,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.1% (continued)
New York - 8.3% (continued)
New York Counties Tobacco Trust V, Revenue Bonds, Ser. S2	0.00	6/1/2050	14,325,000	[e]	2,191,725
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,500,000	[b]	2,762,275
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2034	1,000,000		1,187,380
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,000,000		2,208,960
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	5.00	8/1/2021	4,000,000		4,206,080
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2033	1,200,000		1,377,972
Tender Option Bond Trust Receipts (Series 2019-XM0771), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)) Non-recourse, Underlying Coupon Rate (%) 4.00	11.27	11/15/2048	840,000	[b,c,d]	1,244,435
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; State Street Bank & Trust Co.) Ser. B3	1.13	1/1/2032	2,000,000	[c]	2,000,000
TSASC, Revenue Bonds, Refunding (TSASC) Ser. B	5.00	6/1/2048	2,335,000		2,317,464
				27,831,291
North Carolina - .3%
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	4.00	1/1/2055	1,000,000		1,099,760
Ohio - 1.9%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Ser. A2	6.50	6/1/2047	1,000,000		1,019,410
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services)	5.25	11/1/2047	1,200,000		1,312,740

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Ohio - 1.9% (continued)
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2057	1,000,000		1,108,000
Franklin County Convention Facilities Authority, Revenue Bonds	5.00	12/1/2051	1,250,000		1,460,988
Ohio Air Quality Development Authority, Revenue Bonds, Refunding (Ohio Valley Electric Corp.)	3.25	9/1/2029	1,500,000		1,544,085
				6,445,223
Oklahoma - .9%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.25	8/15/2048	1,500,000		1,776,765
Tulsa County Industrial Authority, Revenue Bonds, Refunding (Montereau Project)	5.25	11/15/2037	1,000,000		1,145,010
				2,921,775
Oregon - 1.1%
Clackmas County Hospital Facility Authority, Revenue Bonds, Refunding (Senior Living-Willamette View Project) Ser. A	5.00	11/15/2047	1,500,000		1,699,830
Oregon Health & Science University, Revenue Bonds (LOC; U.S. Bank NA) Ser. B3	1.13	7/1/2042	1,200,000	[c]	1,200,000
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/1/2039	600,000	[b]	698,880
				3,598,710
Pennsylvania - 6.4%
Allentown City School District, GO (Insured; Build America Mutual) Ser. C	5.00	2/1/2037	1,000,000		1,225,620
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project	5.00	5/1/2042	1,250,000	[b]	1,413,750
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,500,000	[b]	1,681,050
Chester County Industrial Development Authority, Special Assessment Bonds (Woodlands at Graystone Project)	5.13	3/1/2048	1,050,000	[b]	1,117,778

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Pennsylvania - 6.4% (continued)
Crawford County Hospital Authority, Revenue Bonds, Refunding (Meadville Medical Center Obligated Group Project) Ser. A	6.00	6/1/2046	1,000,000		1,142,600
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Obligated Group Project)	5.25	7/1/2041	1,000,000		1,096,050
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding	2.45	12/3/2029	2,000,000		2,012,100
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group Project)	4.00	9/1/2034	1,000,000		1,122,330
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	2,500,000		2,899,500
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Greed Bond) (Covanta Project)	3.25	8/1/2039	850,000	[b]	850,706
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Philadelphia Biosolids Facility Project)	6.25	1/1/2032	1,000,000		1,017,630
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2033	1,000,000		1,119,310
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 114A	3.35	10/1/2026	1,500,000		1,534,635
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2036	1,000,000		1,166,600
Tender Option Bond Trust Receipts (Series 2016-XM0373), (Geisinger Authority, Revenue Bonds (Geisinger Health System)) Non-recourse, Underlying Coupon Rate (%) 5.13	15.52	6/1/2041	500,000	[b,c,d]	598,000
The School District of Philadelphia, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2039	1,350,000		1,488,078
				21,485,737

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.1% (continued)
South Carolina - .5%
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. E	5.25	12/1/2055	1,400,000		1,612,296
Tennessee - .5%
Nashville Metropolitan Government & Davidson County Health & Educational Facilities Board, Revenue Bonds (Vanderbilt University Medical Center Obligated Group)	5.00	7/1/2046	1,500,000		1,727,490
Texas - 8.3%
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000		1,223,552
Austin Convention Enterprises, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2032	1,000,000		1,144,440
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2045	1,000,000		1,138,570
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. A	5.75	8/15/2045	1,500,000		1,644,525
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. D	6.13	8/15/2048	3,950,000		4,416,416
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. A	6.50	7/15/2030	1,500,000		1,602,750
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	1,000,000		1,097,480
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	2,000,000	[b]	2,165,640
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Presbyterian Village North Obligated Group Project)	5.25	10/1/2049	3,000,000		3,302,610
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminster Manor Project)	5.00	11/1/2040	1,000,000		1,110,820
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Buckingham Senior Living Community Project)	5.25	11/15/2035	1,000,000	[g]	700,000
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation)	5.00	12/31/2055	1,000,000		1,113,260

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Texas - 8.3% (continued)
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation)	5.00	12/31/2050	1,000,000		1,116,210
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Segment 3C Project)	5.00	6/30/2058	4,650,000		5,407,159
Texas Public Finance Authority Charter School Finance Corp., Revenue Bonds (Burnham Wood Charter Project) Ser. A	6.25	9/1/2036	565,000		565,768
				27,749,200
U.S. Related - 3.4%
Puerto Rico, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	1,000,000		1,047,550
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	1,000,000		1,127,720
Puerto Rico Sales Tax Financing Corp., Revenue Bonds	0.00	8/1/2046	944,238	[e]	129,833
Puerto Rico Sales Tax Financing Corp., Revenue Bonds	0.00	8/1/2046	2,867,437	[e]	143,372
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2046	1,293,000	[e]	341,830
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2051	1,054,000	[e]	206,637
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.50	7/1/2034	6,544,000		6,994,947
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.55	7/1/2040	50,000		51,762
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.75	7/1/2053	369,000		381,860
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	5.00	7/1/2058	935,000		982,451
				11,407,962
Utah - .7%
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2040	2,000,000		2,248,600
Virginia - 2.2%
Chesterfield County Economic Development Authority, Revenue Bonds, Refunding (Brandermill Woods Project)	5.13	1/1/2043	155,000		159,030

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.1% (continued)
Virginia - 2.2% (continued)
Fairfax County Economic Development Authority, Revenue Bonds, Refunding (Goodwin House) Ser. A	5.00	10/1/2042	1,750,000		1,944,250
Norfolk Redevelopment & Housing Authority, Revenue Bonds (Fort Norfolk Retirement Community Obligated Group) Ser. A	5.00	1/1/2049	1,000,000		1,084,810
Virginia College Building Authority, Revenue Bonds (Green Bond) (Marymount University Project)	5.00	7/1/2045	500,000	[b]	534,815
Virginia College Building Authority, Revenue Bonds, Refunding (Marymount University Project) Ser. A	5.00	7/1/2045	1,000,000	[b]	1,069,630
Virginia Small Business Financing Authority, Revenue Bonds (Covanta Project)	5.00	7/1/2038	750,000	[b]	796,583
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	1,400,000		1,599,640
				7,188,758
Washington - 2.3%
Port of Seattle, Revenue Bonds	4.00	4/1/2044	1,000,000		1,099,410
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2058	3,000,000		3,533,850
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A	5.00	1/1/2046	2,800,000	[b]	3,093,216
				7,726,476
Wisconsin - 1.3%
Public Finance Authority, Revenue Bonds (Southminster)	5.00	10/1/2043	2,000,000	[b]	2,215,960
Public Finance Authority, Revenue Bonds, Refunding (Mary's Woods At Marylhurst)	5.25	5/15/2037	625,000	[b]	705,500
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2054	1,250,000		1,339,775
				4,261,235
Total Long-Term Municipal Investments (cost $320,549,462)			337,897,376

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Investments - .1%
U.S. Government Securities
U.S. Treasury Bills (cost $298,273)	1.53	4/16/2020	300,000	[h,i] 298,250
Total Investments (cost $321,943,822)			101.5%	339,298,095
Liabilities, Less Cash and Receivables			(1.5%)	(5,045,884)
Net Assets			100.0%	334,252,211

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, these securities were valued at $66,756,578 or 19.97% of net assets.

c The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

d Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

f Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

g Non-income producing—security in default.

h Held by a counterparty for open exchange traded derivative contracts.

i Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon High Yield Municipal Bond Fund

November 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation ($)
Futures Short
U.S. Treasury Ultra Long Bond	57	3/20	10,754,590	10,699,969	54,621
Gross Unrealized Appreciation				54,621

See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon High Yield Municipal Bond Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	1,102,469	-	1,102,469
Municipal Securities	-	337,897,376	-	337,897,376
U.S. Treasury Securities	-	298,250	-	298,250
Other Financial Instruments:
Futures††	54,621	-	-	54,621

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed

NOTES

without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At November 30, 2019, accumulated net unrealized appreciation on investments was $17,354,273, consisting of $18,179,124 gross unrealized appreciation and $824,851 gross unrealized depreciation.

NOTES

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.